PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited)

Voya VACS Series EMHCD Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS : 57.9%
Angola : 1.0%
550,000
(1)
Angolan Government
International Bond,
8.000
%,
11/26/2029 $ 492,388
0.4
750,000  Angolan Government
International Bond,
8.750
%,
04/14/2032 663,532
0.6
1,155,920
1.0
Argentina : 2.6%
1,136,426
(2)
Argentine Republic
Government
International Bond,
0.750
% (Step
Rate @ 1.750%
on 07/09/2027),
07/09/2030 878,457
0.8
224,111  Argentine Republic
Government
International Bond,
1.000
%,
07/09/2029 182,538
0.2
2,156,220
(2)
Argentine Republic
Government
International Bond,
4.125
% (Step
Rate @ 4.750%
on 07/09/2027),
07/09/2035 1,436,043
1.3
451,019
(2)
Argentine Republic
Government
International Bond,
5.000
% (Step
Rate @ 5.000%
on 07/09/2024),
01/09/2038 316,164
0.3
2,813,202
2.6
Bahrain : 2.2%
1,700,000  Bahrain Government
International Bond,
7.375
%,
05/14/2030 1,766,521
1.6
600,000
(1)
Bahrain Government
International Bond,
7.500
%,
02/12/2036 616,566
0.6
2,383,087
2.2
Brazil : 2.5%
400,000  Brazilian Government
International Bond,
5.625
%,
02/21/2047 317,700
0.3
500,000  Brazilian Government
International Bond,
6.000
%,
10/20/2033 467,750
0.4
200,000  Brazilian Government
International Bond,
6.125
%,
03/15/2034 186,900
0.2
945,000  Brazilian Government
International Bond,
6.250
%,
03/18/2031 922,793
0.8
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Brazil: (continued)
900,000  Brazilian Government
International Bond,
7.125
%,
05/13/2054 $ 838,800
0.8
2,733,943
2.5
Colombia : 3.4%
500,000  Colombia Government
International Bond,
3.250
%,
04/22/2032 384,010
0.4
800,000  Colombia Government
International Bond,
4.125
%,
05/15/2051 461,800
0.4
550,000  Colombia Government
International Bond,
5.000
%,
06/15/2045 369,991
0.3
500,000  Colombia Government
International Bond,
6.125
%,
01/18/2041 409,000
0.4
500,000  Colombia Government
International Bond,
7.750
%,
11/07/2036 489,162
0.4
464,000  Colombia Government
International Bond,
8.000
%,
04/20/2033 474,681
0.4
455,000  Colombia Government
International Bond,
8.000
%,
11/14/2035 458,583
0.4
775,000  Colombia Government
International Bond,
8.375
%,
11/07/2054 750,824
0.7
3,798,051
3.4
Costa Rica : 1.0%
575,000  Costa Rica
Government
International Bond,
6.125
%,
02/19/2031 578,738
0.6
450,000
(1)
Costa Rica
Government
International Bond,
7.300
%,
11/13/2054 467,550
0.4
1,046,288
1.0
Cote d'Ivoire : 0.7%
300,000
(1)
Ivory Coast
Government
International Bond,
7.625
%,
01/30/2033 292,860
0.3
375,000
(1)
Ivory Coast
Government
International Bond,
8.250
%,
01/30/2037 365,625
0.3
170,269
(3)
Ivory Coast
Government
International Bond
REGs,
5.750
%,
12/31/2032 162,010
0.1
820,495
0.7

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Dominican Republic : 2.6%
200,000
(1)
Dominican Republic
International Bond,
4.875
%,
09/23/2032 $ 179,000
0.2
500,000
(1)
Dominican Republic
International Bond,
5.300
%,
01/21/2041 426,250
0.4
1,050,000
(4)
Dominican Republic
International Bond,
5.875
%,
01/30/2060 891,975
0.8
550,000  Dominican Republic
International Bond,
6.000
%,
07/19/2028 545,804
0.5
350,000
(1)
Dominican Republic
International Bond,
6.000
%,
02/22/2033 338,275
0.3
350,000
(1)
Dominican Republic
International Bond,
6.875
%,
01/29/2026 353,675
0.3
150,000
(1)
Dominican Republic
International Bond,
7.050
%,
02/03/2031 153,940
0.1
2,888,919
2.6
Ecuador : 0.9%
442,550
(1)(2)
Ecuador Government
International Bond,
5.000
% (Step
Rate @ 5.500%
on 07/31/2026),
07/31/2040 228,356
0.2
882,267
(1)(2)
Ecuador Government
International Bond,
5.500
% (Step
Rate @ 6.900%
on 07/31/2025),
07/31/2035 503,333
0.5
369,817
(3)
Ecuador Government
International Bond,
6.900
%,
07/31/2030 258,872
0.2
990,561
0.9
Egypt : 2.1%
800,000  Egypt Government
International Bond,
5.800
%,
09/30/2027 750,848
0.7
500,000
(1)
Egypt Government
International Bond,
7.500
%,
02/16/2061 343,327
0.3
1,250,000
(1)
Egypt Government
International Bond,
8.700
%,
03/01/2049 986,594
0.9
350,000
(1)
Egypt Government
International Bond,
8.875
%,
05/29/2050 280,770
0.2
2,361,539
2.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Gabon : 0.2%
300,000
(1)
Gabon Government
International Bond,
6.625
%,
02/06/2031 $ 223,500
0.2
Ghana : 1.1%
75,200
(5)
Ghana Government
International Bond,
4.840
%,
07/03/2026 70,039
0.1
568,700
(2)
Ghana Government
International Bond,
5.000
% (Step
Rate @ 6.000%
on 07/03/2028),
07/03/2029 491,215
0.4
817,800
(2)
Ghana Government
International Bond,
5.000
% (Step
Rate @ 6.000%
on 07/03/2028),
07/03/2035 575,792
0.5
142,687
(5)
Ghana Government
International Bond,
5.290
%,
01/03/2030 110,226
0.1
1,247,272
1.1
Guatemala : 1.6%
435,000
(1)
Guatemala
Government Bond,
5.250
%,
08/10/2029 419,367
0.4
600,000
(1)
Guatemala
Government Bond,
6.050
%,
08/06/2031 589,311
0.5
250,000
(1)
Guatemala
Government Bond,
6.550
%,
02/06/2037 246,500
0.2
500,000
(1)
Guatemala
Government Bond,
6.600
%,
06/13/2036 496,563
0.5
1,751,741
1.6
Honduras : 0.4%
250,000
(4)
Honduras Government
International Bond,
5.625
%,
06/24/2030 224,375
0.2
200,000  Honduras Government
International Bond,
6.250
%,
01/19/2027 194,300
0.2
418,675
0.4
Hungary : 1.8%
500,000
(1)
Hungary Government
International Bond,
3.125
%,
09/21/2051 293,662
0.3
450,000
(1)
Hungary Government
International Bond,
5.500
%,
06/16/2034 430,453
0.4
500,000  Hungary Government
International Bond
30Y,
7.625
%,
03/29/2041 553,125
0.5

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Hungary: (continued)
650,000
(1)
Magyar Export-Import
Bank Zrt,
6.125
%,
12/04/2027 $ 657,316
0.6
1,934,556
1.8
India : 0.2%
300,000  Export-Import Bank
of India,
2.250
%,
01/13/2031 253,080
0.2
Indonesia : 1.8%
350,000  Indonesia Government
International Bond,
5.250
%,
01/17/2042 338,625
0.3
320,000  Indonesia Government
International Bond,
5.450
%,
09/20/2052 310,000
0.3
1,050,000  Indonesia Government
International Bond,
8.500
%,
10/12/2035 1,305,938
1.2
1,954,563
1.8
Jamaica : 0.9%
400,000  Jamaica Government
International Bond,
7.875
%,
07/28/2045 464,274
0.4
500,000  Jamaica Government
International Bond,
8.000
%,
03/15/2039 581,250
0.5
1,045,524
0.9
Jordan : 0.8%
1,000,000
(1)
Jordan Government
International Bond,
5.850
%,
07/07/2030 918,130
0.8
Kenya : 1.0%
250,000
(4)
Republic of Kenya
Government
International Bond,
6.300
%,
01/23/2034 197,891
0.2
500,000  Republic of Kenya
Government
International Bond,
7.250
%,
02/28/2028 477,500
0.4
225,000  Republic of Kenya
Government
International Bond,
8.000
%,
05/22/2032 204,284
0.2
250,000  Republic of Kenya
Government
International Bond,
8.250
%,
02/28/2048 206,719
0.2
1,086,394
1.0
Lebanon : 0.5%
2,000,000
(6)
Lebanon Government
International Bond,
6.100
%,
10/04/2022 263,000
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Lebanon: (continued)
2,000,000
(6)
Lebanon Government
International Bond
10Y,
6.850
%,
03/23/2027 $ 263,000
0.3
526,000
0.5
Mexico : 2.3%
740,000  Mexico Government
International Bond,
3.250
%,
04/16/2030 645,650
0.6
950,000  Mexico Government
International Bond,
4.875
%,
05/19/2033 853,812
0.8
1,179,000  Mexico Government
International Bond,
6.338
%,
05/04/2053 1,053,363
0.9
2,552,825
2.3
Morocco : 0.3%
500,000
(1)
Morocco Government
International Bond,
4.000
%,
12/15/2050 339,410
0.3
Nigeria : 2.3%
500,000  Nigeria Government
International Bond,
6.500
%,
11/28/2027 476,063
0.4
550,000
(1)
Nigeria Government
International Bond,
7.375
%,
09/28/2033 472,142
0.4
500,000  Nigeria Government
International Bond,
7.696
%,
02/23/2038 408,620
0.4
775,000  Nigeria Government
International Bond,
7.875
%,
02/16/2032 700,162
0.6
500,000  Nigeria Government
International Bond,
10.375
%,
12/09/2034 510,602
0.5
2,567,589
2.3
Oman : 0.9%
600,000  Oman Government
International Bond,
6.000
%,
08/01/2029 608,814
0.6
350,000
(1)
Oman Government
International Bond,
6.500
%,
03/08/2047 347,498
0.3
956,312
0.9
Panama : 1.7%
300,000  Panama Government
International Bond,
4.500
%,
04/16/2050 186,167
0.2
550,000  Panama Government
International Bond,
4.500
%,
01/19/2063 323,538
0.3
500,000  Panama Government
International Bond,
6.400
%,
02/14/2035 455,157
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Panama: (continued)
550,000  Panama Government
International Bond,
6.700
%,
01/26/2036 $ 511,706
0.4
410,000  Panama Government
International Bond,
7.500
%,
03/01/2031 417,047
0.4
1,893,615
1.7
Paraguay : 1.5%
144,000  Paraguay Government
International Bond,
5.000
%,
04/15/2026 143,309
0.1
650,000  Paraguay Government
International Bond,
5.600
%,
03/13/2048 569,767
0.5
550,000
(1)
Paraguay Government
International Bond,
5.850
%,
08/21/2033 542,610
0.5
425,000
(1)
Paraguay Government
International Bond,
6.000
%,
02/09/2036 422,609
0.4
1,678,295
1.5
Peru : 0.2%
250,000  Peruvian Government
International Bond,
5.625
%,
11/18/2050 234,688
0.2
Philippines : 1.0%
550,000  Philippine Government
International Bond,
5.500
%,
01/17/2048 539,000
0.5
500,000  Philippine Government
International Bond,
5.950
%,
10/13/2047 519,375
0.5
1,058,375
1.0
Poland : 0.7%
800,000  Republic of Poland
Government
International Bond,
5.500
%,
03/18/2054 737,956
0.7
Qatar : 0.6%
550,000
(1)
Qatar Government
International Bond,
4.400
%,
04/16/2050 467,156
0.4
250,000
(1)
Qatar Government
International Bond,
4.817
%,
03/14/2049 225,770
0.2
692,926
0.6
Romania : 3.7%
1,250,000
(1)
Romanian
Government
International Bond,
3.000
%,
02/14/2031 1,014,844
0.9
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Romania: (continued)
500,000
(1)
Romanian
Government
International Bond,
3.625
%,
03/27/2032 $ 409,219
0.4
200,000  Romanian
Government
International Bond,
4.000
%,
02/14/2051 126,740
0.1
300,000  Romanian
Government
International Bond,
5.125
%,
06/15/2048 228,060
0.2
684,000
(1)
Romanian
Government
International Bond,
5.750
%,
03/24/2035 612,183
0.6
1,518,000
(1)
Romanian
Government
International Bond,
6.375
%,
01/30/2034 1,453,439
1.3
200,000
(4)
Romanian
Government
International Bond,
7.625
%,
01/17/2053 202,165
0.2
4,046,650
3.7
Saudi Arabia : 2.5%
1,700,000  Saudi Government
International Bond,
3.450
%,
02/02/2061 1,037,531
0.9
600,000  Saudi Government
International Bond,
3.750
%,
01/21/2055 399,750
0.4
850,000
(1)
Saudi Government
International Bond,
5.500
%,
10/25/2032 858,755
0.8
500,000  Saudi Government
International Bond,
5.750
%,
01/16/2054 467,500
0.4
2,763,536
2.5
Senegal : 0.4%
500,000  Senegal Government
International Bond,
6.250
%,
05/23/2033 400,625
0.4
Serbia : 0.4%
250,000  Serbia International
Bond,
2.125
%,
12/01/2030 203,984
0.2
275,000
(1)
Serbia International
Bond,
6.500
%,
09/26/2033 283,422
0.2
487,406
0.4
South Africa : 2.9%
1,300,000  Republic of South
Africa Government
International Bond,
4.300
%,
10/12/2028 1,218,230
1.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
South Africa: (continued)
500,000  Republic of South
Africa Government
International Bond,
5.750
%,
09/30/2049 $ 374,725
0.3
250,000  Republic of South
Africa Government
International Bond,
5.875
%,
04/20/2032 235,479
0.2
600,000  Republic of South
Africa Government
International Bond,
6.300
%,
06/22/2048 485,274
0.5
450,000
(1)
Republic of South
Africa Government
International Bond,
7.100
%,
11/19/2036 438,768
0.4
450,000
(1)
Republic of South
Africa Government
International Bond,
7.950
%,
11/19/2054 431,455
0.4
3,183,931
2.9
Sri Lanka : 1.2%
35,634
(1)(5)
Sri Lanka Government
International Bond,
01/14/2025 35,636
0.0
170,923
(1)(2)
Sri Lanka Government
International Bond,
3.100
% (Step
Rate @ 3.350%
on 07/15/2027),
01/15/2030 141,866
0.1
335,263
(1)(2)
Sri Lanka Government
International Bond,
3.350
% (Step
Rate @ 3.600%
on 09/15/2027),
03/15/2033 253,124
0.2
314,358
(1)(2)
Sri Lanka Government
International Bond,
3.600
% (Step
Rate @ 3.850%
on 08/15/2027),
02/15/2038 238,912
0.2
157,113
(1)(2)
Sri Lanka Government
International Bond,
3.600
% (Step
Rate @ 3.850%
on 11/15/2027),
05/15/2036 119,406
0.1
226,380
(1)(2)
Sri Lanka Government
International Bond,
3.600
% (Step
Rate @ 5.100%
on 12/15/2027),
06/15/2035 165,257
0.2
219,726
(1)
Sri Lanka Government
International Bond,
4.000
%,
04/15/2028 205,993
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Sri Lanka: (continued)
300,000
(1)(6)
Sri Lanka Government
International Bond,
5.875
%,
07/25/2022 $ 188,250
0.2
1,348,444
1.2
Trinidad and Tobago : 0.4%
400,000
(1)
Trinidad & Tobago
Government
International Bond,
6.400
%,
06/26/2034 394,600
0.4
Turkey : 2.7%
300,000  Turkey Government
International Bond
10Y,
5.125
%,
02/17/2028 292,266
0.3
800,000  Turkey Government
International Bond
10Y,
7.625
%,
04/26/2029 831,748
0.7
595,000  Turkey Government
International Bond
12Y,
6.500
%,
09/20/2033 566,922
0.5
550,000  Turkey Government
International Bond
30Y,
6.000
%,
01/14/2041 453,310
0.4
600,000  Turkey Government
International Bond 5Y,
9.875
%,
01/15/2028 665,250
0.6
200,000
(1)
Turkiye Ihracat Kredi
Bankasi AS,
9.000
%,
01/28/2027 210,937
0.2
3,020,433
2.7
Ukraine : 1.6%
110,474
(1)(2)
Ukraine Government
International Bond
(Step Rate @ 3.000%
on 02/01/2027),
02/01/2030 60,264
0.0
412,832
(1)(2)
Ukraine Government
International Bond
(Step Rate @ 3.000%
on 02/01/2027),
02/01/2034 171,841
0.2
348,869
(1)(2)
Ukraine Government
International Bond
(Step Rate @ 3.000%
on 02/01/2027),
02/01/2035 207,141
0.2
290,724
(1)(2)
Ukraine Government
International Bond
(Step Rate @ 3.000%
on 02/01/2027),
02/01/2036 171,164
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Ukraine: (continued)
299,400
(1)(2)
Ukraine Government
International Bond,
1.750
% (Step
Rate @ 4.500%
on 08/01/2025),
02/01/2029 $ 206,945
0.2
618,033
(1)(2)
Ukraine Government
International Bond,
1.750
% (Step
Rate @ 4.500%
on 08/01/2025),
02/01/2034 349,133
0.3
569,548
(1)(2)
Ukraine Government
International Bond,
1.750
% (Step
Rate @ 4.500%
on 08/01/2025),
02/01/2035 315,387
0.3
535,466
(1)(2)
Ukraine Government
International Bond,
1.750
% (Step
Rate @ 4.500%
on 08/01/2025),
02/01/2036 291,160
0.3
1,773,035
1.6
United Arab Emirates : 0.2%
250,000
(1)
Finance Department
Government of
Sharjah,
6.500
%,
11/23/2032 258,828
0.2
Uruguay : 0.2%
123,334  Uruguay Government
International Bond,
4.375
%,
10/27/2027 122,409
0.1
51,825  Uruguay Government
International Bond,
4.375
%,
01/23/2031 50,367
0.1
172,776
0.2
Venezuela : 0.3%
175,000  Venezuela
Government
International Bond,
7.000
%,
03/31/2038 23,888
0.0
550,000
(6)
Venezuela
Government
International Bond,
9.250
%,
09/15/2027 87,725
0.1
275,000  Venezuela
Government
International Bond,
9.250
%,
05/07/2028 39,325
0.0
200,000  Venezuela
Government
International Bond,
9.375
%,
01/13/2034 32,400
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Venezuela: (continued)
425,000  Venezuela
Government
International Bond,
11.750
%,
10/21/2026 $ 68,850
0.1
575,000  Venezuela
Government
International Bond,
11.950
%,
08/05/2031 92,287
0.1
344,475
0.3
Zambia : 0.6%
439,337
(1)
Zambia Government
International Bond,
0.500
%,
12/31/2053 253,581
0.2
442,266
(1)(2)
Zambia Government
International Bond,
5.750
% (Step
Rate @ 7.500%
on 06/30/2031),
06/30/2033 389,055
0.4
642,636
0.6
Total Sovereign Bonds
(Cost $61,824,699)
63,900,806
57.9
CORPORATE BONDS/NOTES : 33.1%
Brazil : 1.5%
425,000
(1)
Centrais Eletricas
Brasileiras SA,
6.500%,
01/11/2035 396,440
0.4
500,000
(1)
Raizen Fuels
Finance SA, 5.700%,
01/17/2035 464,362
0.4
750,000
(1)
Sitios Latinoamerica
SAB de CV, 6.000%,
11/25/2029 750,004
0.7
1,610,806
1.5
Chile : 5.9%
416,000
(1)(3)(4)
Banco del Estado
de Chile, 7.950%,
12/31/2199 430,144
0.4
725,000
(1)
Chile Electricity Lux
Mpc II Sarl, 5.580%,
10/20/2035 706,150
0.6
500,000
(1)
Corp Nacional del
Cobre de Chile,
4.500%,
08/01/2047 389,687
0.4
250,000  Corp Nacional del
Cobre de Chile,
5.125%,
02/02/2033 238,203
0.2
725,000
(1)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 722,961
0.7
425,000
(1)
Corp Nacional del
Cobre de Chile,
6.300%,
09/08/2053 415,588
0.4
400,000
(1)
Empresa de Pasajeros
Metro S.A., 3.693%,
09/13/2061 264,000
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Chile: (continued)
300,000
(1)
Empresa Nacional
del Petroleo, 4.500%,
09/14/2047 $ 230,897
0.2
900,000
(1)
Empresa Nacional
del Petroleo, 5.950%,
07/30/2034 901,409
0.8
725,000
(1)
Engie Energia
Chile SA, 6.375%,
04/17/2034 736,328
0.7
450,000
(1)
Sable International
Finance Ltd., 7.125%,
10/15/2032 441,333
0.4
1,100,000
(1)
Sociedad Quimica y
Minera de Chile SA,
5.500%,
09/10/2034 1,042,921
0.9
6,519,621
5.9
Colombia : 0.7%
840,000  Ecopetrol SA, 8.375%,
01/19/2036 812,280
0.7
Dominican Republic : 1.1%
1,175,000
(1)
Aeropuertos
Dominicanos Siglo
XXI SA, 7.000%,
06/30/2034 1,208,787
1.1
India : 0.7%
425,000
(1)
IRB Infrastructure
Developers Ltd.,
7.110%,
03/11/2032 429,781
0.4
400,000  JSW Steel Ltd.,
5.050%,
04/05/2032 360,124
0.3
789,905
0.7
Indonesia : 2.9%
500,000
(1)
Hutama Karya
Persero PT, 3.750%,
05/11/2030 463,750
0.4
300,000
(1)
Pertamina Persero PT,
3.100%,
01/21/2030 271,687
0.3
550,000  Pertamina Persero PT,
5.625%,
05/20/2043 520,834
0.5
550,000  Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 3.000%,
06/30/2030 489,156
0.4
475,000
(1)
Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 4.125%,
05/15/2027 464,906
0.4
550,000  Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 4.125%,
05/15/2027 538,313
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Indonesia: (continued)
500,000
(1)
Perusahaan
Perseroan Persero
PT Perusahaan Listrik
Negara, 6.250%,
01/25/2049 $ 491,885
0.4
3,240,531
2.9
Jamaica : 0.6%
650,000
(1)
Kingston Airport
Revenue Finance Ltd.,
6.750%,
12/15/2036 654,940
0.6
Luxembourg : 1.2%
550,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 558,250
0.5
750,000
(1)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 782,580
0.7
1,340,830
1.2
Malaysia : 1.1%
300,000  Petronas Capital Ltd.,
2.480%,
01/28/2032 250,712
0.3
1,050,000
(1)
Petronas Capital Ltd.,
4.800%,
04/21/2060 907,189
0.8
1,157,901
1.1
Mexico : 5.4%
550,000
(1)
Banco Nacional de
Comercio Exterior
SNC/Cayman Islands,
4.375%,
10/14/2025 548,969
0.5
500,000
(1)
Comision Federal de
Electricidad, 5.700%,
01/24/2030 482,875
0.4
500,000
(1)(4)
Comision Federal de
Electricidad, 6.264%,
02/15/2052 421,070
0.4
700,000
(1)
Comision Federal de
Electricidad, 6.450%,
01/24/2035 664,125
0.6
300,000  Petroleos Mexicanos,
5.500%,
06/27/2044 187,875
0.2
1,825,000  Petroleos Mexicanos,
6.500%,
03/13/2027 1,763,133
1.6
425,000
(4)
Petroleos Mexicanos,
6.500%,
01/23/2029 396,614
0.3
960,000  Petroleos Mexicanos,
6.700%,
02/16/2032 840,600
0.8
425,000  Petroleos Mexicanos,
6.750%,
09/21/2047 293,250
0.3
500,000  Petroleos Mexicanos,
6.950%,
01/28/2060 343,280
0.3
5,941,791
5.4
Morocco : 0.7%
700,000
(1)
OCP SA, 6.750%,
05/02/2034 715,225
0.7

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Oman : 1.0%
1,100,000
(1)
OQ SAOC, 5.125%,
05/06/2028 $ 1,086,943
1.0
Panama : 0.6%
875,000  Banco Nacional de
Panama, 2.500%,
08/11/2030 698,232
0.6
Peru : 2.7%
400,000
(1)
Corp Financiera
de Desarrollo SA,
2.400%,
09/28/2027 369,900
0.3
850,000
(1)
Hunt Oil Co. of
Peru LLC Sucursal
Del Peru, 8.550%,
09/18/2033 928,357
0.8
1,050,000
(1)
Niagara Energy SAC,
5.746%,
10/03/2034 1,018,290
0.9
250,000  Petroleos del Peru SA,
4.750%,
06/19/2032 189,610
0.2
800,000
(1)
Petroleos del Peru SA,
5.625%,
06/19/2047 513,588
0.5
3,019,745
2.7
Poland : 2.1%
675,000
(1)
Bank Gospodarstwa
Krajowego, 5.375%,
05/22/2033 659,178
0.6
925,000
(1)
Bank Gospodarstwa
Krajowego, 5.750%,
07/09/2034 916,758
0.9
650,000
(1)
Bank Gospodarstwa
Krajowego, 6.250%,
10/31/2028 675,630
0.6
2,251,566
2.1
Qatar : 0.6%
1,000,000
(1)
QatarEnergy, 3.300%,
07/12/2051 690,938
0.6
South Africa : 0.7%
800,000
(1)
Eskom Holdings
SOC Ltd., 6.350%,
08/10/2028 798,248
0.7
Turkey : 1.8%
650,000
(1)
Eregli Demir ve Celik
Fabrikalari TAS,
8.375%,
07/23/2029 662,594
0.6
725,000
(1)
Sisecam UK PLC,
8.250%,
05/02/2029 728,741
0.6
625,000
(1)
WE Soda Investments
Holding PLC, 9.375%,
02/14/2031 639,258
0.6
2,030,593
1.8
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United Arab Emirates : 1.5%
550,000  DP World Crescent
Ltd., 3.875%,
07/18/2029 $ 520,036
0.5
725,000
(1)
MDGH GMTN
RSC Ltd., 4.375%,
11/22/2033 681,427
0.6
400,000
(1)
MDGH GMTN
RSC Ltd., 5.500%,
04/28/2033 408,354
0.4
1,609,817
1.5
Venezuela : 0.3%
1,000,000
(6)
Petroleos de
Venezuela SA,
9.000%,
11/17/2021 104,000
0.1
1,750,000
(6)
Petroleos de
Venezuela SA,
9.750%,
05/17/2035 196,000
0.2
300,000
0.3
Total Corporate
Bonds/Notes
(Cost $36,360,799)
36,478,699
33.1
Total Long-Term
Investments
(Cost $98,185,498)
100,379,505
91.0
SHORT-TERM INVESTMENTS : 9.3%
Commercial Paper : 4.6%
1,000,000  American Honda
Finance Corp.,
4.560
%,
01/09/2025 998,880
0.9
1,000,000  Duke Energy Co.,
4.510
%,
01/07/2025 999,139
0.9
1,000,000  Enbridge (US) Inc.,
4.670
%,
01/10/2025 998,725
0.9
1,000,000
Exelon Corp.,
4.550
%,
01/02/2025 999,751
1.0
1,000,000  Sherwin-Williams Co.,
4.510
%,
01/06/2025 999,262
0.9
Total Commercial
Paper
(Cost $4,996,277)
4,995,757
4.6

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 2.0%
1,000,000
(7)
Cantor Fitzgerald
Securities,
Repurchase
Agreement dated
12/31/2024, 4.600%,
due 01/02/2025
(Repurchase
Amount $1,000,252,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
10/01/29-02/01/57)
$ 1,000,000
0.9
239,342
(7)
Daiwa Capital
Markets America,
Inc., Repurchase
Agreement dated
12/31/2024, 4.470%,
due 01/02/2025
(Repurchase
Amount $239,401,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market
Value plus accrued
interest $244,129, due
03/27/25-01/01/55)
239,342
0.2
1,000,000
(7)
Marex Capital Markets
Inc., Repurchase
Agreement dated
12/31/2024, 4.630%,
due 01/02/2025
(Repurchase
Amount $1,000,254,
collateralized
by various U.S.
Government Agency
Obligations, 2.500%-
6.500%, Market Value
plus accrued interest
$1,020,000, due
11/01/51-12/01/54)
1,000,000
0.9
Total Repurchase
Agreements
(Cost $2,239,342)
2,239,342
2.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.7%
2,963,000
(8)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.370%
(Cost $2,963,000) $ 2,963,000 2.7
Total Short-Term
Investments
(Cost $10,198,619)
$ 10,198,099
9.3
Total Investments in
Securities
(Cost $108,384,117) $ 110,577,604 100.3
Liabilities in Excess
of Other Assets (320,606) (0.3)
Net Assets $ 110,256,998 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31,
2024.
(3)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2024.
(4)
Security, or a portion of the security, is on loan.
(5)
Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2024.
(6)
Defaulted security.
(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)
Rate shown is the 7-day yield as of December 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Sovereign Bonds 57.9%
Energy 11.4
Utilities 6.4
Financial 4.9
Basic Materials 4.8
Industrial 3.6
Consumer, Non-cyclical 1.6
Communications 0.4
Short-Term Investments 9.3
Liabilities in Excess of Other Assets (0.3)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya VACS Series EMHCD Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2024
Asset Table
Investments, at fair value
Sovereign Bonds $ — $ 63,900,806 $ — $ 63,900,806
Corporate Bonds/Notes — 36,478,699 — 36,478,699
Short-Term Investments 2,963,000 7,235,099 — 10,198,099
Total Investments, at fair value $ 2,963,000 $ 107,614,604 $ — $ 110,577,604
Other Financial Instruments+
Futures 121,745 — — 121,745
Total Assets $ 3,084,745 $ 107,614,604 $ — $ 110,699,349
Liabilities Table
Other Financial Instruments+
Futures $ (191,288) $ — $ — $ (191,288)
Total Liabilities $ (191,288) $ — $ — $ (191,288)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2024, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 17 03/31/25 $ 3,495,359 $ (3,226)
U.S. Treasury 5-Year Note 85 03/31/25 9,035,899 (35,240)
U.S. Treasury Long Bond 9 03/20/25 1,024,594 (31,325)
U.S. Treasury Ultra Long Bond 32 03/20/25 3,805,000 (121,497)
$ 17,360,852 $ (191,288)
Short Contracts:
U.S. Treasury 10-Year Note (27) 03/20/25 (2,936,250) 24,835
U.S. Treasury Ultra 10-Year Note (73) 03/20/25 (8,125,813) 96,910
$ (11,062,063) $ 121,745
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 4,517,966
Gross Unrealized Depreciation (2,324,479)
Net Unrealized Appreciation $ 2,193,487